UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2011

Check here if Amendment  |_|; Amendment Number:
     This Amendment (Check only one.):  |_| is a restatement.
                                        |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Luke P. La Valle, Jr.
Address:  American Capital Management, Inc.
          50 Broad Street - Suite 1609, New York, NY 10004

Form 13F File Number: 028-11313

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Arlene Francis
Title: Office Manager
Phone: 212-344-3300

Signature, Place, and Date of Signing:

     /s/ Arlene Francis             New York, NY               October 26, 2011
     ----------------------         -------------              ----------------
          [Signature]               [City, State]                  [Date]

Report Type (Check only one.):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0

Form 13F Information Table Entry Total:           97

Form 13F Information Table Value Total:  $    428868
                                         -----------
                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the names(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                       AMERICAN CAPITAL MANAGEMENT, INC.
                                    FORM 13F
                               September 30, 2011

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Charles River Labs Conv Sr  No CONV             159864AB3      442   450000 PRN      SOLE                                     450000
Hologic Conv Sr Notes          CONV             436440AA9     6348  6780000 PRN      SOLE                                    6720000
Nuvasive Conv Sr Notes         CONV             670704AC9     3332  3990000 PRN      SOLE                                    3890000
WebMD Health Conv Sr Notes     CONV             94770VAE2     3631  4490000 PRN      SOLE                                    4390000
Wright Medical Conv Sr Notes   CONV             98235TAA5      512   560000 PRN      SOLE                                     560000
ACI Worldwide                  COM              004498101     3723   135200 SH       SOLE                                     135200
Abaxis                         COM              002567105     2655   115900 SH       SOLE                                     115900
Accuray                        COM              004397105      145    36236 SH       SOLE                                      36236
Acxiom                         COM              005125109     1936   182000 SH       SOLE                                     182000
Adobe Systems                  COM              00724F101     1088    45000 SH       SOLE                                      45000
Albany Molecular Research      COM              012423109     1300   461050 SH       SOLE                                     461050
Allscripts                     COM              01988P108     8388   465505 SH       SOLE                                     463705
AngioDynamics                  COM              03475V101      988    75200 SH       SOLE                                      75200
Ansys                          COM              03662Q105     4021    81992 SH       SOLE                                      81342
Arbitron                       COM              03875Q108      397    12000 SH       SOLE                                      12000
ArthroCare                     COM              043136100     7034   244496 SH       SOLE                                     240536
Atwood Oceanics                COM              050095108      412    12000 SH       SOLE                                      12000
Avid Technology                COM              05367P100      859   110950 SH       SOLE                                     110950
Bio Reference Labs             COM              09057G602     5844   317420 SH       SOLE                                     315920
Blackbaud                      COM              09227Q100      381    17100 SH       SOLE                                      17100
Brady                          COM              104674106     1707    64600 SH       SOLE                                      64600
CRA International              COM              12618T105      986    49300 SH       SOLE                                      49300
Cardinal Health                COM              14149Y108     1885    45000 SH       SOLE                                      45000
Celgene                        COM              151020104     2391    38615 SH       SOLE                                      38615
Cepheid                        COM              15670R107      713    18350 SH       SOLE                                      17650
Cerner                         COM              156782104     2291    33440 SH       SOLE                                      33440
Charles River Labs             COM              159864107     4625   161600 SH       SOLE                                     159678
Chevron                        COM              166764100      463     5000 SH       SOLE                                       5000
CitiGroup                      COM              172967424      859    33535 SH       SOLE                                      33535
Cognex                         COM              192422103    12854   474310 SH       SOLE                                     472710
Computer Programs & Systems    COM              205306103     4015    60700 SH       SOLE                                      60250
Digital River                  COM              25388b104     1301    62750 SH       SOLE                                      62750
Dolby Laboratories             COM              25659T107     1866    68000 SH       SOLE                                      68000
FactSet Research System        COM              303075105    11427   128440 SH       SOLE                                     128140
Forrester Research             COM              346563109    10836   333300 SH       SOLE                                     331088
Forward Air                    COM              349853101     1448    56900 SH       SOLE                                      56900
Franklin Electric              COM              353514102      586    16150 SH       SOLE                                      15350
Fuel-Tech                      COM              359523107      751   129025 SH       SOLE                                     129025
Furiex Pharmaceuticals         COM              36106P101      728    51132 SH       SOLE                                      50732
Gen-Probe                      COM              36866T103    12758   222840 SH       SOLE                                     221110
Gentex                         COM              371901109     5451   226665 SH       SOLE                                     225685
HMS Holdings                   COM              40425J101     1254    51400 SH       SOLE                                      50320
Haemonetics                    COM              405024100    18095   309422 SH       SOLE                                     306992
Halliburton                    COM              406216101      250     8200 SH       SOLE                                       8200
Healthcare Services Grp        COM              421906108     3019   187065 SH       SOLE                                     184865
Healthways                     COM              422245100     4148   421937 SH       SOLE                                     420941
Hologic                        COM              436440101    10312   677976 SH       SOLE                                     670873
Huron Consulting Grp           COM              447462102     4013   128900 SH       SOLE                                     125054
ICON PLC ADR                   COM              45103T107    10762   669250 SH       SOLE                                     663950
IDEXX Laboratories             COM              45168D104    16967   246005 SH       SOLE                                     244163
IPC Hospitalist                COM              44984A105      587    16440 SH       SOLE                                      15795
ITRON                          COM              465741106     5217   176850 SH       SOLE                                     176850
IXYS                           COM              46600W106      272    25000 SH       SOLE                                      25000
Illumina                       COM              452327109     1430    34950 SH       SOLE                                      34500
Integra Lifesciences           COM              457985208     1502    42000 SH       SOLE                                      42000
Jack Henry & Associates        COM              426281101     8502   293360 SH       SOLE                                     292260
Johnson & Johnson              COM              478160104      255     4000 SH       SOLE                                       4000
KV Pharmaceutical Cl A         COM              482740206      419   310125 SH       SOLE                                     310125
Kaydon                         COM              486587108     3905   136150 SH       SOLE                                     136150
LKQ                            COM              501889208    10003   414022 SH       SOLE                                     406464
LabCorp                        COM              50540r409     1976    25000 SH       SOLE                                      25000
Linear Tech                    COM              535678106      785    28400 SH       SOLE                                      28400
Manhattan Associates           COM              562750109    14993   453225 SH       SOLE                                     449721
Medicis Pharmaceutical         COM              584690309    13100   359100 SH       SOLE                                     359100
Medquist Holdings              COM              58506K102      624    82500 SH       SOLE                                      82500
Meridian Bioscience            COM              589584101     1511    96000 SH       SOLE                                      96000
Merit Medical Systems          COM              589889104     4323   328975 SH       SOLE                                     328975
Micros Systems                 COM              594901100     4212    95870 SH       SOLE                                      95330
Morningstar                    COM              617700109     5600    99215 SH       SOLE                                      98715
National Instruments           COM              636518102      825    36100 SH       SOLE                                      36100
NeuStar                        COM              64126x201     1068    42500 SH       SOLE                                      42500
Newfield Exploration           COM              651290108      258     6500 SH       SOLE                                       6050
Nice Systems                   COM              653656108      819    27000 SH       SOLE                                      27000
NuVasive                       COM              670704105      613    35950 SH       SOLE                                      35950
O'Reilly Automotive            COM              67103H107    17955   269473 SH       SOLE                                     267627
Orthofix                       COM              N6748L102     3444    99800 SH       SOLE                                      99800
Pengrowth Energy Tr            COM              706902509      156    17300 SH       SOLE                                      17300
Pharmaceutical Prod Dvlpt      COM              717124101    21829   850702 SH       SOLE                                     844567
Quaker Chemical                COM              747316107     1833    70700 SH       SOLE                                      70700
ResMed                         COM              761152107    13999   486260 SH       SOLE                                     481560
SAIC                           COM              78390x101      224    19000 SH       SOLE                                      19000
SEI Investments                COM              784117103     7693   500200 SH       SOLE                                     500200
SM Energy                      COM              78454L100      497     8200 SH       SOLE                                       8200
Sanmina-SCI                    COM              800907206      753   112799 SH       SOLE                                     112799
Sanofi-Aventis SA              COM              80105N113      162   152420 SH       SOLE                                     152420
Skyworks Solutions             COM              83088M102     1145    63770 SH       SOLE                                      63770
Sourcefire                     COM              83616T108     1813    67750 SH       SOLE                                      67750
Stem Cell Innovations          COM              85857B100        0   225000 SH       SOLE                                     225000
Tekelec                        COM              879101103      539    89300 SH       SOLE                                      89300
Trimble Navigation             COM              896239100     4759   141850 SH       SOLE                                     141250
Valeant Pharmaceuticals Int'l  COM              91911k102    53390  1438315 SH       SOLE                                    1432968
Verint Systems                 COM              92343x100     1760    66950 SH       SOLE                                      66950
Wiley (John) & Sons            COM              968223206      888    20000 SH       SOLE                                      20000
Wright Medical                 COM              98235T107      975    54512 SH       SOLE                                      53516
Zebra Technologies             COM              989207105     9810   317050 SH       SOLE                                     314150
El Paso Conv Pfd               PFD              283678209      201     4500 SH       SOLE                                       4500
Liquidia Technologies Series A PFD                              48    30580 SH       SOLE                                      30580